Average Annual Total Returns - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - Fidelity Mid Cap Index Fund	Jun. 29, 2023
Fidelity Mid Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.28%)
Past 5 years	7.10%
Past 10 years	10.95%
Fidelity Mid Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.70%)
Past 5 years	6.37%
Past 10 years	10.16%
Fidelity Mid Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.96%)
Past 5 years	5.48%
Past 10 years	8.86%
RS006
Average Annual Return:
Past 1 year	(17.32%)
Past 5 years	7.10%
Past 10 years	10.96%